INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Provision for the year	¥ 14,209	¥ 15,021	¥ 27,241
Adjustment of prior years	(117)	(467)	(719)
Deferred taxation (Note 25)	(7,873)	3,385	(6,244)
Actual income tax expense	¥ 6,219	¥ 17,939	¥ 20,278